UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

SEMI-ANNUAL REPORT

MAY 31, 2018

(UNAUDITED)

                                                               Series Trust

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as on May 31, 2018, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Money Market Fund
0.30%
Real Estate Investment Trusts
4.05%
Utilities
1.57%
Telecommunications Services
2.01%
Materials
4.04%
Consumer Discretionary
15.54%
Consumer Staples
7.09%
Energy
2.25%
Information Technology
25.63%
Exchange Traded Funds
4.71%
Financials
7.82%
Industrials
12.53%
Health Care
12.46%

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

COMMON STOCKS - 90.69%

Advertising & Marketing
500	Cyber Agent, Inc. (Japan) *	$ 26,146
378	Publicis Groupe SA (France) *	26,323
		52,469	0.15%
Aerospace & Defense
949	Honeywell International, Inc.	140,367
362	Lockheed Martin Corp.	113,863
220	Northrop Grumman Corp.	71,995
206	Orbital ATK, Inc.	27,546
365	Raytheon Co.	76,467
203	Rockwell Collins, Inc.	27,915
745	The Boeing Co.	262,359
		720,512	2.10%
Air Freight & Logistics
323	C.H. Robinson Worldwide, Inc.	28,101
345	FedEx Corp.	85,946
882	United Parcel Service, Inc. Class B	102,418
		216,465	0.63%
Aircraft
861	Airbus SE (Netherlands)	97,992	0.29%

Aircraft Part & Auxiliary Equipment, Nec
457	Safran SA (France)	54,599
328	Spirit AeroSystems Holdings, Inc. Class A	27,785
		82,384	0.24%
Aircraft and Parts
366	HEICO Corp. Class A	27,834
209	Thales (France)	26,620
		54,454	0.16%
Airlines
640	American Airlines Group, Inc.	27,866
924	Deutsche Lufthansa AG (Germany)	25,126
2,966	International Consolidated Airlines Group SA (Spain) *	26,832
744	Southwest Airlines Co.	38,004
405	United Continental Holdings, Inc. *	28,184
		146,012	0.43%
Apparel, Footwear & Acc Design
230	Adidas AG (Germany)	52,079
573	Cie Financiere Richemont SA (Switzerland) *	52,505
136	Kering SA (France)	77,893
549	LVMH Moet-Hennessy Louis Vuitton SE (France)	190,736
		373,213	1.09%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Apparel & Other Finished Prods Of Fabrics & Similar Material
1,450	Under Armour, Inc. Class A *	$ 30,305	0.09%

Application Software
476	Amadeus IT Group SA	37,801
1,100	Capcom Co. Ltd.	25,869
287	Dassault Systemes SE (France)	40,331
818	Momo, Inc. ADR *	37,563
		141,564	0.41%
Arrangement Of Transportation Of Freight & Cargo
383	Expeditors International of Washington, Inc.	28,526	0.08%

Auto Components
543	BorgWarner, Inc.	26,488
221	Continental AG (Germany)	56,115
800	Exedy Corp. (Japan)	25,217
1,194	Gentex Corp.	28,692
422	Magna International, Inc. Class A (Canada)	27,038
800	NIFCO, Inc. (Japan)	27,607
401	Valeo SA (France) *	25,476
		216,633	0.63%
Automobiles
900	FCC Co. Ltd. (Japan)	24,813
9,000	Geely Automobile Holdings Ltd. (China)	25,530
223	Tesla, Inc. *	63,495
280	Thor Industries, Inc.	25,928
900	Yamaha Motor Co. Ltd. (Japan)	26,054
		165,820	0.48%
Ball & Roller Bearings
570	The Timken Co.	26,961	0.08%

Banks
528	1st Financial Bankshares, Inc.	27,773
421	Commerce Bancshares, Inc.	27,188
2,162	Commonwealth Bank of Australia (Australia)	113,396
4,800	Concordia Financial Group Ltd. (Japan)	27,041
391	East West Bancorp., Inc.	27,167
1,435	First Horizon National Corp.	26,605
3,600	Hiroshima Bank, Ltd. (Japan)	25,574
2,031	Investors Bancorp., Inc.	27,094
5,100	Oversea-Chinese Banking Corp. Ltd. (Singapore)	47,784
513	PacWest Bancorp.	27,220

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Banks (Continued)
1,425	Royal Bank of Canada (Canada)	$ 107,716
86	SVB Financial Group *	26,843
1,064	TCF Financial Corp.	27,994
1,810	The Toronto-Dominion Bank (Canada)	105,686
346	UMB Financial Corp.	26,659
2,446	UniCredit SpA (Italy)	40,434
2,137	Valley National Bancorp.	27,161
		739,335	2.16%
Base Metals
48,000	United Co. Rusal Plc. (Russian Federation) *	13,341	0.04%

Basic and Diversified Chemicals
470	Air Liquide SA (France)	57,939
295	Covestro AG (Germany)	26,891
2,100	Zeon Corp. (Japan)	26,671
		111,501	0.33%
Beverages
476	Brown-Forman Corp. Class B	26,923
244	Carlsberg AS (Denmark)	27,145
722	Coca-Cola European Partners Plc. (United Kingdom)	27,414
213	Constellation Brands, Inc. Class A	47,516
673	Diageo Plc. ADR	98,608
231	Dr. Pepper Snapple Group, Inc.	27,558
655	Heineken Holding NV (Netherlands)	63,814
800	Kagome Co. Ltd. (Japan)	27,791
725	Monster Beverage Corp. *	37,091
1,802	PepsiCo, Inc.	180,650
292	Pernod Ricard SA (France) *	49,076
		613,586	1.79%
Biological Products (No Diagnostic Substances)
157	Bluebird Bio, Inc. *	28,111
297	Neurocrine Biosciences, Inc. *	28,589
		56,700	0.17%
Biotechnology
226	Alexion Pharmaceuticals, Inc. *	26,245
274	Biogen, Inc. *	80,545
953	Celgene Corp. *	74,982
1,108	CSL Ltd. ADR	77,798
138	Genmab AS (Denmark)	20,773
1,650	Gilead Sciences, Inc.	111,210
1,207	Grifols SA ADR	26,349

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Biotechnology (Continued)
410	Incyte Corp. *	$ 27,991
138	Regeneron Pharmaceuticals, Inc. *	41,444
255	United Therapeutics Corp. *	27,178
327	Vertex Pharmaceuticals, Inc. *	50,358
		564,873	1.65%
Building Sub Contractors
1,600	Kinden Corp. (Japan)	26,364
900	Nishimatsu Construction Co. Ltd. (Japan)	25,971
700	Taikisha Ltd. (Japan)	22,001
		74,336	0.22%
Cable & Other Pay Television Services
1,487	Sky Plc. (United Kingdom)	26,624	0.08%

Capital Markets
483	Eaton Vance Corp.	25,985
1,111	Federated Investors, Inc.	26,964
720	TD Ameritrade Holding Corp.	42,624
1,709	The Charles Schwab Corp.	95,055
		190,628	0.56%
Casinos & Gaming
5,000	Galaxy Entertainment Group Ltd. (Hong Kong)	44,016	0.13%

Chemicals
276	Albemarle Corp.	25,798
365	Ashland Global Holdings, Inc.	28,368
452	Cabot Corp.	27,233
254	Celanese Corp. Class A	28,682
366	Ecolab, Inc.	52,195
307	FMC Corp.	26,737
900	Mitsui Chemicals, Inc. (Japan)	26,054
559	Monsanto Co.	71,250
76	NewMarket Corp.	29,206
648	PolyOne Corp.	27,164
267	PPG Industries, Inc.	26,946
366	Praxair, Inc.	57,191
120	The Sherwin-Williams Co.	45,510
390	WR Grace & Co.	27,920
		500,254	1.46%
Chemicals & Allied Products
902	GCP Applied Technologies, Inc. *	28,548	0.08%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Commercial Finance
4,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	$ 25,726	0.08%

Commercial Services & Supplies
150	Cintas Corp.	27,337
520	KAR Auction Services, Inc.	27,440
408	Republic Services, Inc.	27,511
551	Waste Management, Inc.	45,573
		127,861	0.37%
Commercial Vehicles
1,503	Volvo AB Class B (Sweden)	25,873	0.08%

Comml & Res Bldg Equip & Sys
1,254	Assa Abloy AB (Sweden)	26,971
565	Kone OYJ (Finland)	27,985
350	Legrand SA (France) *	26,420
130	Schindler Holding AG (Switzerland)	27,453
		108,829	0.32%
Communications Equipment
161	F5 Networks, Inc. *	27,871
178	Harris Corp.	26,784
436	Lumentum Holdings, Inc. *	25,615
255	Motorola Solutions, Inc.	27,372
136	Palo Alto Networks, Inc. *	28,300
412	Plantronics, Inc.	30,014
3,543	Telefonaktiebolaget LM Ericsson (Sweden)	25,707
439	ViaSat, Inc. *	27,486
		219,149	0.64%
Computer Communications Equipment
110	Arista Networks, Inc.	27,672	0.08%

Construction & Engineering
365	Emcor Group, Inc.	27,714
440	Jacobs Engineering Group, Inc.	28,512
755	Quanta Services, Inc. *	27,188
		83,414	0.24%
Construction & Mining Machinery
909	Atlas Copco Ab (Sweden)	36,091	0.11%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Construction Materials
762	CRH Plc. ADR	$ 28,186
216	Vulcan Materials Co.	27,592
		55,778	0.16%
Consumer Elec & Applc Stores
1,900	Bic Camera, Inc. (Japan)	30,033	0.09%

Consumer Finance
7,800	Aiful Corp. (Japan) *	25,806
1,099	American Express Co.	108,032
18,400	Orient Corp. (Japan)	25,533
2,378	SLM Corp. *	27,181
185	Wirecard AG (Germany) *	28,594
		215,146	0.63%
Containers & Packaging
664	Amcor Ltd. ADR	28,183
299	AptarGroup, Inc.	27,604
574	Berry Global Group, Inc. *	27,718
634	Sealed Air Corp.	27,617
1,016	Silgan Holdings, Inc.	27,656
		138,778	0.41%
Contruction and Mining Machinery
1,500	Sandvik AB (Sweden)	26,034	0.08%

Converted Paper & Paperboard Prods (No Containers/Boxes)
258	Avery Dennison Corp.	27,098
646	Bemis Co., Inc.	27,326
		54,424	0.16%
Crude Petroleum & Natural Gas
414	Energen Corp. *	28,086
459	PDC Energy, Inc. *	27,765
582	Rsp Permian, Inc. *	25,457
		81,308	0.24%
Distributors
904	LKQ Corp. *	28,720	0.08%

Diversified Banks
415	Macquarie Group Ltd. (Australia)	35,910	0.10%

Diversified Consumer Services
255	Grand Canyon Education, Inc. *	28,330
487	Sotheby's Class A *	26,697
		55,027	0.16%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Diversified Financial Services
247	Moody's Corp.	$ 42,131
173	MSCI, Inc.	28,125
305	Nasdaq, Inc.	28,017
321	S&P Global, Inc.	63,397
400	Tokyo Century Corp. (Japan)	24,078
		185,748	0.54%
Diversified Telecommunication Services
885	BCE, Inc. (Canada)	36,878
5,242	Deutsche Telekom AG (Germany)	81,051
		117,929	0.34%
E-commerce Discretionary
536	Zalando SE (Germany) *	28,555	0.08%

Electric Utilities
847	Great Plains Energy, Inc.	28,747
819	OGE Energy Corp.	28,681
511	Westar Energy, Inc.	28,974
		86,402	0.25%
Electrical Equipment
2,376	Abb Ltd. ADR	54,030
369	AMETEK, Inc.	26,948
406	BWX Technologies, Inc.	27,096
347	Regal-Beloit Corp.	27,569
155	Rockwell Automation, Inc.	27,189
		162,832	0.48%
Electronic Components & Accessories
262	Hubbell, Inc.	28,215	0.08%

Electronic Equipment, Instruments & Components
313	Amphenol Corp. Class A	27,209
681	Avnet, Inc.	25,960
600	Azbil Corp. (Japan)	29,390
575	Cognex Corp.	26,283
995	Corning, Inc.	27,034
441	Dolby Laboratories, Inc. Class A	27,695
499	Flir Systems, Inc.	26,896
513	Keysight Technologies, Inc. *	30,134
384	TE Connectivity Ltd. (Switzerland)	35,743
795	Trimble, Inc. *	26,283
179	Zebra Technologies Corp. Class A *	27,478
		310,105	0.91%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Energy Equipment & Services
1,167	Oceaneering International, Inc. *	$ 27,810	0.08%

Engine & Transmission
1,297	Wartsila OYJ Abp (Finland)	27,434	0.08%

Entertainment Content
762	I-Cable Communications Ltd. (Hong Kong) *	16
1,251	Lions Gate Entertainment Corp. Class B	27,309
200	Shochiku Co. Ltd. (Japan)	28,287
1,447	Vivendi SA (France)	36,420
		92,032	0.27%
Fabricated Metal and Hardware
2,100	NSK Ltd. (Japan)	23,911
600	THK Co. Ltd. (Japan)	21,339
		45,250	0.13%
Flow Control Equipment
700	Nabtesco Corp. (Japan)	22,901	0.07%

Food & Drug Stores
400	Izumi Co. Ltd. (Japan)	24,813
700	Jardine Strategic Holdings Ltd. (Hong Kong)	25,060
700	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	33,838
10,683	Tesco Plc. (United Kingdom)	34,889
1,627	Woolworths Group Ltd. (Australia)	35,045
		153,645	0.45%
Food & Kindred Products
435	Pinnacle Foods, Inc.	27,814
1,026	The Hain Celestial Group, Inc. *	26,184
		53,998	0.16%
Food & Staples Retailing
273	Casey's General Stores, Inc.	26,426
662	Sysco Corp.	43,050
		69,476	0.20%
Food Products
1,699	Compass Group Plc. (United Kingdom)	36,528
766	Hormel Foods Corp.	27,492
3,429	Nestle SA ADR	259,472
362	Post Holdings, Inc. *	27,827
296	The Hershey Co.	26,652
590	TreeHouse Foods, Inc. *	28,267
		406,238	1.19%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Gas & Other Services Combined
557	UGI Corp.	$ 28,112	0.08%

Gas Utilities
318	Atmos Energy Corp.	28,369
639	New Jersey Resource Corp.	28,372
312	WGL Holdings, Inc.	27,518
		84,259	0.25%
Health Care Equipment & Supplies
2,277	Abbott Laboratories	140,104
97	Align Technology, Inc. *	32,199
688	Baxter International, Inc.	48,738
343	Becton Dickinson and Co.	76,005
1,770	Boston Scientific Corp. *	53,790
290	Coloplast AS Class B (Denmark)	27,578
259	Edwards Lifesciences Corp. *	35,563
200	Essilor International Cie Generale d'Optique SA (France)	27,345
131	IDEXX Laboratories, Inc. *	27,276
147	Intuitive Surgical, Inc. *	67,571
271	ResMed, Inc.	27,862
771	Smith & Nephew Plc. ADR	28,111
476	Stryker Corp.	82,834
235	Varian Medical Systems, Inc. *	27,699
308	West Pharmaceutical Services, Inc.	28,644
243	Zimmer Biomet Holdings, Inc.	27,097
		758,416	2.22%
Health Care Providers & Services
416	Aetna, Inc.	73,270
320	AmerisourceBergen Corp.	26,285
326	Anthem, Inc.	72,183
3,666	Brookdale Senior Living, Inc. *	28,851
244	Centene Corp. *	28,587
312	Cigna Corp.	52,843
718	Express Scripts Holding Co. *	54,432
543	Fresenius Medical Care AG & Co. KGAA ADR	27,107
447	HCA Healthcare, Inc.	46,104
380	Henry Schein, Inc. *	26,296
175	Humana, Inc.	50,921
267	IQVIA Holdings, Inc. *	26,414
265	McKesson Corp.	37,614
1,224	Patterson Cos., Inc.	25,606
500	PeptiDream, Inc. (Japan) *	21,734
1,237	UnitedHealth Group, Inc.	298,748
		896,995	2.62%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Health Care Supply Chain
637	NMC Health Plc. (United Arab Emirates) *	$ 29,838
800	Ship Healthcare Holdings, Inc. (Japan)	29,187
		59,025	0.17%
Health Care Technology
185	Athenahealth, Inc. *	27,837
473	Cerner Corp. *	28,229
612	Fresenius SE & Co KGAA (Germany)	47,070
		103,136	0.30%
Home & Office Furnishings
1,600	Takara Standard Co. Ltd. (Japan)	25,953	0.08%

Hospital & Medical Service Plans
323	Molina Healthcare, Inc. *	27,432	0.08%

Hotels & Motels
145	Wynn Resorts Ltd.	28,421	0.08%

Hotels, Restaurants & Leisure
347	Choice Hotels International, Inc.	27,881
316	Darden Restaurants, Inc.	27,622
424	Dunkin' Brands Group, Inc.	27,149
331	Hilton Worldwide Holdings, Inc.	26,715
450	Marriott International, Inc.	60,912
1,009	McDonalds Corp.	161,450
863	MGM Resorts International	27,141
533	Norwegian Cruise Line Holdings Ltd. *	27,897
259	Royal Caribbean Cruises Ltd.	27,190
433	Six Flags Entertainment Corp.	27,937
1,768	Starbucks Corp.	100,193
532	The Cheesecake Factory, Inc.	27,563
1,667	The Wendys Co. Class A	26,855
331	Yum! Brands, Inc.	26,920
		623,425	1.82%
Household Durables
678	DR Horton, Inc.	28,618
9	NVR, Inc. *	26,915
		55,533	0.16%
Household Products
593	Church & Dwight Co., Inc.	27,841
1,119	Colgate-Palmolive Co.	70,598
800	Fancl Corp. (Japan)	36,981
449	Kimberly-Clark Corp.	45,282

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Household Products (Continued)
616	L'Oreal SA (France)	$ 148,127
700	Pigeon Corp. (Japan)	34,417
769	Reckitt Benckiser Group Plc. (United Kingdom)	58,886
235	The Clorox Co.	28,395
		450,527	1.32%
IT Services
708	Accenture Plc. (Ireland)	110,264
133	Alliance Data Systems Corp.	28,039
420	Amdocs Ltd.	28,333
204	Atos SE (France)	27,725
558	Automatic Data Processing, Inc.	72,551
238	Broadridge Financial Solutions, Inc.	27,477
200	Capgemini SE (France) *	26,351
749	Cognizant Technology Solutions Corp. Class A	56,437
333	Euronet Worldwide, Inc. *	27,909
422	Fidelity National Information Services, Inc.	43,137
525	Fiserv, Inc. *	38,115
204	Gartner, Inc. *	27,079
930	Genpact Ltd.	27,928
448	Leidos Holdings, Inc.	26,907
1,310	Mastercard, Inc.	249,057
446	Maximus, Inc.	27,161
430	Paychex, Inc.	28,199
1,530	PayPal Holdings, Inc. *	125,567
319	Total System Services, Inc.	27,176
2,274	Visa, Inc. Class A	297,257
		1,322,669	3.86%
Independent Power and Renewable Electricity Producers
813	NRG Energy, Inc.	27,829	0.08%

Industrial & Commercial Fans & Blowers & Air Purifying Equip
585	Donaldson Co., Inc.	27,612	0.08%

Industrial Conglomerates
769	3M Co.	151,670
261	Carlisle Cos., Inc.	28,029
125	Roper Technologies, Inc.	34,474
1,864	Siemens AG ADR	121,701
		335,874	0.98%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Industrial Distribution & Rental
904	Ashtead Group Plc. (United Kingdom)	$ 28,009
359	Ferguson Plc. (Switzerland)	27,877
		55,886	0.16%
Industrial Instruments For Measurement, Display, And Control
362	Fortive Corp.	26,314	0.08%

Industrial Machinery
400	Shima Seiki Manufacturing Ltd. (Japan)	22,718
900	The Japan Steel Works Ltd. (Japan)	25,392
4,000	Toshiba Machine Co. Ltd. (Japan)	22,387
		70,497	0.21%
Information Services
1,283	Relx Plc. (United Kingdom)	28,181
397	TransUnion	27,234
		55,415	0.16%
Infrastructure Construction
1,266	Abertis Infraestructuras SA (Spain)	27,185
3,000	Chiyoda Corp. (Japan)	26,081
900	Tekken Corp. (Japan)	24,689
3,132	Transurban Group (Australia)	28,137
1,600	Tsukishima Kikai Co. Ltd. (Japan)	26,600
		132,692	0.39%
Infrastructure Software
249	LogMeIn, Inc.	26,867	0.08%

Institutional Brokerage
800	Nihon M&A Center, Inc. (Japan)	26,320
1,000	SBI Holdings, Inc. (Japan)	27,331
		53,651	0.16%
Instruments For Meas & Testing Of Electricity & Elec Signals
773	Teradyne, Inc.	29,304	0.09%

Insurance
250	American Financial Group, Inc.	27,470
270	Aon Plc. (France)	37,765
309	Assurant, Inc.	28,845
1,375	CNO Financial Group, Inc.	27,527
514	First American Financial Corp.	26,769
8,621	Genworth Financial, Inc. Class A *	29,656
375	Kemper Corp.	29,044
24	Markel Corp. *	26,330

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Insurance (Continued)
589	Mercury General Corp.	$ 27,748
419	RLI Corp.	27,520
231	The Hanover Insurance Group, Inc.	28,006
323	Torchmark Corp.	27,400
		344,080	1.01%
Integrated Oils
420	OMV AG (Austria)	24,168	0.07%

Integrated Utilities
1,693	AGL Energy Ltd. (Australia)	28,318
2,300	Kyushu Electric Power Co., Inc. (Japan)	27,182
2,000	Tohoku Electric Power Co., Inc. (Japan)	25,530
		81,030	0.24%
Internet & Catalog Retail
628	Amazon.com, Inc. *	1,023,401
242	Expedia Group, Inc.	29,289
556	Netflix, Inc. *	195,490
1,651	Vipshop Holdings Ltd. ADR *	19,284
		1,267,464	3.70%
Internet Based Services
190	IAC InterActiveCorp *	29,477
681	Liberty Expedia Holdings, Inc. Class A *	29,562
		59,039	0.17%
Internet Media
819	Mail.Ru Group Ltd. (Russian Federation)	23,227	0.07%

Internet Software & Services
387	Alphabet, Inc. Class A *	425,700
452	Alphabet, Inc. Class C *	490,415
70	CoStar Group, Inc. *	26,685
1,278	eBay, Inc. *	48,206
104	Equinix, Inc.	41,272
3,097	Facebook, Inc. Class A *	593,943
838	Twitter, Inc. *	29,079
217	VeriSign, Inc. *	28,305
803	Yandex NV (Russian Federation) *	26,917
		1,710,522	5.00%
Investment Companies
1,153	Jefferies Financial Group, Inc.	25,228	0.07%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Large Pharmaceuticals
765	Roche Holding AG (Switzerland)	$ 163,762	0.48%

Leisure Products
316	Hasbro, Inc.	27,413	0.08%

Life Insurance
14,800	AIA Group Ltd. (Hong Kong)	135,853
2,814	Prudential Plc. (United Kingdom)	67,738
		203,591	0.59%
Life Sciences Tools & Services
436	Agilent Technologies, Inc.	26,997
184	Bio-Techne Corp.	27,659
916	Bruker Corp.	27,727
262	Charles River Laboratories International, Inc. *	28,170
190	Illumina, Inc. *	51,764
49	Mettler-Toledo International, Inc. *	26,986
371	PerkinElmer, Inc.	27,576
528	Thermo Fisher Scientific, Inc.	109,967
		326,846	0.95%
Lodging
496	Accor SA (France)	27,155	0.08%

Logistics Services
1,372	Deutsche Post AG (Germany)	52,103
325	DSV AS (Denmark)	27,035
600	Sankyu, Inc. (Japan)	32,974
		112,112	0.33%
Machinery
650	Allison Transmission Holdings, Inc.	26,851
2,226	CNH Industrial NV (United Kingdom)	26,133
604	Graco, Inc.	27,422
431	Illinois Tool Works, Inc.	61,935
521	ITT, Inc.	26,894
709	Kennametal, Inc.	26,396
2,900	Kitz Corp. (Japan)	25,931
940	Mueller Industries, Inc.	28,388
208	Nordson Corp.	26,131
368	Oshkosh Corp.	26,772
156	Parker-Hannifin Corp.	26,660
473	The Toro Co.	27,434
296	Wabtec Corp.	28,863
383	Xylem, Inc.	26,963
		412,773	1.21%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Marine
310	Kirby Corp. *	$ 28,117	0.08%

Marine Shipping
5,700	Iino Kaiun Kaisha Ltd. (Japan)	26,087	0.08%

Measurement Instruments
494	Hexagon AB Class B (Sweden)	27,835	0.08%

Media
40	Cable One, Inc.	25,970
507	CBS Corp. Class B	25,538
304	Charter Communications, Inc. Class A *	79,356
755	Cinemark Holdings, Inc.	25,496
866	DISH Network Corp. Class A *	25,590
384	Liberty Broadband Corp. *	26,446
1,736	News Corp. Class A	26,092
5,648	Sirius XM Holdings, Inc.	40,101
1,888	The Walt Disney Co.	187,799
996	Time Warner, Inc.	93,783
1,341	Twenty-First Century Fox, Inc. Class A	51,696
		607,867	1.78%
Medical Devices
800	Asahi Intecc Co. Ltd. (Japan) *	28,746	0.08%

Metals & Mining
542	Alcoa Corp. *	26,054
2,093	Barrick Gold Corp. (Canada)	27,607
1,210	Commercial Metals Co.	28,604
296	Reliance Steel & Aluminum Co.	27,697
987	Southern Copper Corp. (Peru)	48,254
560	Steel Dynamics, Inc.	27,681
983	Teck Resources Ltd. (Canada)	26,708
		212,605	0.62%
Metalworking Machinery & Equipment
400	Obara Group, Inc. (Japan)	23,306	0.07%

Mining, Quarrying Of Nonmetallic Minerals (No Fuels)
847	Us Silica Holdings, Inc.	26,198	0.08%

Motor Vehicle Parts & Accessories
287	Aptiv Plc. (Ireland)	27,982
211	Visteon Corp. *	26,367
		54,349	0.16%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Motor Vehicles & Passenger Car Bodies
205	Ferrari NV (Italy)	$ 26,927	0.08%

Multi-Utilities
514	NorthWestern Corp.	28,003	0.08%

Multiline Retail
292	Dollar General Corp.	25,544
288	Dollar Tree, Inc. *	23,786
9,565	J.C. Penney Co., Inc. *	23,147
		72,477	0.21%
National Commercial Banks
633	MB Financial, Inc.	31,264
418	Pinnacle Financial Partners, Inc.	28,027
1,132	Sterling Bancorp	27,791
		87,082	0.25%
Natural Gas Distribution
849	South Jersey Industries, Inc.	28,119	0.08%

Newspapers: Publishing Or Publishing & Printing
1,195	The New York Times Co. Class A	27,186	0.08%

Non-Residential Bldg Const
656	Vinci SA (France)	64,234	0.19%

Non Wood Building Materials
3	Sika AG (Switzerland)	23,948	0.07%

Office Electronics
1,400	Seiko Epson Corp. (Japan)	24,561	0.07%

Office Supplies
1,400	Kokuyo Co. Ltd. (Japan)	26,260	0.08%

Oil & Gas Filed Machinery & Equipment
766	Baker Hughes a Ge Co. Class A	26,496	0.08%

Oil, Gas & Consumable Fuels
651	Anadarko Petroleum Corp.	45,440
1,192	Cabot Oil & Gas Corp. Class A	27,237
7,423	Chesapeake Energy Corp. *	33,181
185	Concho Resources, Inc. *	25,402
402	Continental Resources, Inc. *	27,071

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Oil, Gas & Consumable Fuels (Continued)
214	Diamondback Energy, Inc.	$ 25,843
725	EOG Resources, Inc.	85,412
398	HollyFrontier Corp.	30,718
898	Murphy Oil Corp.	27,613
957	Newfield Exploration Co. *	27,983
657	PBF Energy, Inc.	30,997
216	Pioneer Natural Resources Co.	41,710
1,862	Range Resources Corp.	29,494
1,083	SemGroup Corp.	27,400
6,173	Southwestern Energy Co. *	29,198
890	TransCanada Corp. (Canada)	37,229
		551,928	1.61%
Operators Of Nonresidential Buildings
939	Brookfield Asset Management, Inc. Class A (Canada)	37,410	0.11%

Other Financial Services
600	Jafco Co. Ltd. (Japan)	24,675	0.07%

P&C Insurance
1,425	Hiscox Ltd. (Bermuda)	28,450	0.08%

Packaged Food
737	Danone SA (France)	56,365
3,400	Itoham Yonekyu Holdings, Inc. (Japan)	32,152
1,000	Megmilk Snow Brand Co. Ltd. (Japan)	27,662
700	Morinaga Milk Industry Co. Ltd. (Japan)	27,501
900	Nichirei Corp. (Japan)	24,408
		168,088	0.49%
Paints, Varnishes, Lacquers, Enamels & Allied Products
554	RPM International, Inc.	27,423	0.08%

Paperboard Containers & Boxes
1,956	Graphic Packaging Holding Co.	28,323	0.08%

Personal Credit Institutions
1,600	T&D Holdings, Inc. (Japan)	25,247	0.07%

Personal Products
498	Herbalife Nutrition Ltd. *	25,283
282	The Estee Lauder Cos., Inc. Class A	42,142
1,896	Unilever NV ADR	105,740
1,359	Unilever Plc. ADR	75,126
		248,291	0.73%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Pharmaceutical Preparations
323	Agios Pharmaceuticals, Inc. *	$ 30,200
698	Catalent, Inc. *	27,403
679	Portola Pharmaceuticals, Inc. *	27,262
328	Shire Plc. ADR	53,871
868	The Medicines Co. *	29,390
		168,126	0.49%
Pharmaceuticals
2,049	AbbVie, Inc.	202,728
2,745	AstraZeneca Plc. ADR	101,647
2,069	Bristol-Myers Squibb Co.	108,871
2,731	GlaxoSmithKline Plc. ADR	110,660
2,885	Novartis AG ADR	214,990
2,174	Novo Nordisk AS ADR	103,352
622	Zoetis, Inc.	52,061
		894,309	2.61%
Pollution Control Equipment
900	Kurita Water Industries Ltd. (Japan)	25,888	0.08%

Power Generation
2,497	E.On SE (Germany)	26,494
1,189	Vistra Energy Corp. *	29,166
		55,660	0.16%
Professional Services
433	Adecco Group AG (Switzerland)	25,965
243	Equifax, Inc.	27,692
290	ManpowerGroup, Inc.	26,100
1,300	Pasona Group, Inc. (Japan)	20,238
261	Verisk Analytics, Inc. Class A *	27,729
		127,724	0.37%
Publishing & Broadcasting
12,277	ITV Plc. (United Kingdom)	26,534	0.08%

Pumps & Pumping Equipment
862	Colfax Corp. *	26,360
639	Flowserve Corp.	26,416
		52,776	0.15%
Real Estate Agents & Managers (For Others)
237	Marriott Vacations Worldwide Corp.	28,497	0.08%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Real Estate Management & Development
164	Jones Lang Lasalle, Inc.	$ 26,857
1,100	Nomura Real Estate Holdings, Inc. (Japan)	25,808
		52,665	0.15%
Real Estate Services
4,300	Kenedix, Inc. (Japan)	27,701	0.08%

Refuse Systems
367	Waste Connections, Inc.	28,215	0.08%

Renewable Energy Equipment
394	Vestas Wind Systems AS (Denmark)	25,847	0.08%

Restaurants
1,300	Colowide Co. Ltd. (Japan)	36,438
1,400	Zensho Holdings Co. Ltd. (Japan)	34,957
		71,395	0.21%
Retail-Building Materials, Hardware, Garden Supply
525	Fastenal Co.	27,946	0.08%

Retail-Catalog & Mail-Order Houses
324	Wayfair, Inc. Class A *	29,921	0.09%

Retail-Department Stores
196	Burlington Stores, Inc. *	28,665	0.08%

Retail-Eating Places
490	Restaurant Brands International, Inc. (Canada)	28,920	0.08%

Retail-Home Furniture, Furnishings & Equipment Stores
564	Williams-Sonoma, Inc.	31,229	0.09%

Road & Rail
713	Canadian National Railway Co. (Canada)	59,521
149	Canadian Pac Railway Ltd. (Canada)	28,726
1,118	CSX Corp.	72,279
223	J.B. Hunt Transport Services, Inc.	28,566
190	Old Dominion Freight Line, Inc.	29,632
987	Union Pacific Corp.	140,904
		359,628	1.05%
Rubber & Plastic
600	Nitta Corp. (Japan)	22,966	0.07%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Savings Institution, Federally Chartered
1,461	People's United Financial, Inc.	$ 26,897	0.08%

Security & Commodity Brokers, Dealers, Exchanges & Services
2,291	BGC Partners, Inc. Class A	26,255	0.08%

Security Brokers, Dealers & Flotation Companies
293	Raymond James Financial, Inc.	28,292	0.08%

Security and Commodity Exchanges
199	Deutsche Boerse AG (Germany)	26,626
1,500	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	48,535
455	London Stock Exchange Group Plc. (United Kingdom)	27,076
		102,237	0.30%
Semiconductor Manufacturing
300	SCREEN Holdings Co. Ltd.	25,530	0.07%

Semiconductors & Related Devices
1,690	Cypress Semiconductor Corp.	27,817
1,248	Infineon Technologies AG (Germany)	34,287
331	Mellanox Technologies Ltd. ADR *	28,267
376	NXP Semiconductors NV (Netherlands) *	42,864
1,134	STMicroelectronics NV (Switzerland)	27,069
		160,304	0.47%
Semiconductors & Semiconductor Equipment
2,226	Advanced Micro Devices, Inc. *	30,563
473	Analog Devices, Inc.	45,966
1,364	Applied Materials, Inc.	69,264
479	ASML Holding NV (Netherlands)	94,195
360	Cavium, Inc. *	30,100
375	First Solar, Inc. *	25,354
247	KLA-Tencor Corp.	27,968
201	Lam Research Corp.	39,834
295	Microchip Technology, Inc.	28,727
1,454	Micron Technology, Inc. *	83,736
805	NVIDIA Corp.	203,013
640	Semtech Corp. *	30,976
1,262	Texas Instruments, Inc.	141,230
		850,926	2.49%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Services-Business Services, Nec
1,405	First Data Corp. Class A *	$ 26,695
240	Global Payments, Inc.	26,678
274	GrubHub, Inc. *	29,376
338	Worldpay, Inc. Class A *	26,861
534	Zillow Group, Inc. *	31,100
		140,710	0.41%
Services-Commercial Physical & Biological Research
339	PRA Health Sciences, Inc. *	28,781	0.08%

Services-Computer Integrated Systems Design
227	Jack Henry & Associates, Inc.	28,389	0.08%

Services-Computer Processing & Data Preparation
222	Proofpoint, Inc. *	25,950
254	YY, Inc. ADR *	29,599
		55,549	0.16%
Services-Computer Programming Services
219	EPAM Systems, Inc. *	26,976	0.08%

Services-Computer Programming, Data Processing, Etc.
1,149	Sabre Corp.	28,162	0.08%

Services-Educational Services
791	TAL Education Group ADR *	33,586	0.10%

Services-Engineering Services
528	Tetra Tech, Inc.	29,014	0.08%

Services-General Medical & Surgical Hospitals, Nec
658	Envision Healthcare Corp. *	28,215	0.08%

Services-Hospitals
437	Encompass Health Corp.	28,296	0.08%

Services-Medical Laboratories
156	Laboratory Corp. of America Holdings *	28,172	0.08%

Services-Personal Services
739	Service Corp. International	27,114	0.08%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Services-Prepackaged Software
505	Square, Inc. Class A *	$ 29,416
364	Veeva Systems, Inc. Class A *	28,159
		57,575	0.17%
Services-To Dwellings & Other Buildings
548	Rollins, Inc.	27,274	0.08%

Software
988	Activision Blizzard, Inc.	70,059
633	Adobe Systems, Inc. *	157,794
299	Aspen Technology, Inc. *	27,885
261	Autodesk, Inc. *	33,695
403	CommVault Systems, Inc. *	27,545
396	Electronic Arts, Inc. *	51,840
140	FactSet Research Systems, Inc.	28,141
304	Guidewire Software, Inc. *	28,223
330	Intuit, Inc.	66,528
624	Manhattan Associates, Inc. *	27,156
9,865	Microsoft Corp.	975,057
2,159	Nuance Communications, Inc. *	29,168
5,198	Oracle Corp.	242,851
325	PTC, Inc. *	28,028
215	Red Hat, Inc. *	34,920
936	Salesforce.com, Inc. *	121,053
1,365	SAP SE ADR	153,958
214	ServiceNow, Inc. *	38,009
243	Splunk, Inc. *	26,927
567	SS&C Technologies Holdings, Inc.	28,866
1,243	Symantec Corp.	25,830
310	Synopsys, Inc. *	27,302
243	Take-Two Interactive Software, Inc. *	27,235
106	The Ultimate Software Group, Inc. *	27,788
121	Tyler Technologies, Inc. *	28,026
206	Workday, Inc. *	26,978
		2,360,862	6.90%
Specialty Apparel Stores
1,726	Hennes & Mauritz AB (Sweden)	26,018
1,264	Mr. Price Group Ltd. (South Africa)	24,969
		50,987	0.15%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Specialty Chemicals
308	Akzo Nobel NV (Netherlands)	$ 27,053
12	Givaudan SA (Switzerland)	26,717
1,400	JSR Corp. (Japan)	27,327
265	Koninklijke DSM NV (Netherlands)	26,401
104	Lonza Group AG (Switzerland)	27,817
		135,315	0.40%
Specialty Pharmaceuticals
11,000	Sino Biopharmaceutical Ltd. (Hong Kong) *	27,823	0.08%

Specialty Retail
231	Advance Auto Parts, Inc.	29,711
1,275	American Eagle Outfitters, Inc.	28,305
42	AutoZone, Inc. *	27,271
424	CarMax, Inc. *	29,222
632	Foot Locker, Inc.	34,109
1,054	Lowes Cos., Inc.	100,141
101	OReilly Automotive, Inc. *	27,210
483	Ross Stores, Inc.	38,099
1,482	The Home Depot, Inc.	276,467
792	The TJX Cos., Inc.	71,533
389	Tractor Supply Co.	28,907
		690,975	2.02%
State Commercial Banks
565	Bank of The Ozarks	26,860
775	United Bankshares, Inc.	28,249
295	Wintrust Financial Corp.	27,172
		82,281	0.24%
Steel Producers
600	Aichi Steel Corp. (Japan)	24,096
1,066	Thyssenkrupp AG (Germany)	28,140
		52,236	0.15%
Surgical & Medical Instruments & Apparatus
93	ABIOMED, Inc. *	35,446
314	Dexcom, Inc. *	27,629
		63,075	0.18%
Technology Hardware, Storage & Peripherals
6,316	Apple, Inc.	1,180,271
1,606	Canon, Inc. ADR	54,668
899	NCR Corp. *	27,060
391	NetApp, Inc.	26,713
		1,288,712	3.76%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Telecom Carriers
9,471	Koninklijke KPN NV	$ 25,776	0.08%

Telephone Communications (No Radio Telephone)
819	Zayo Group Holdings, Inc. *	28,501	0.08%

Textiles, Apparel & Luxury Goods
1,618	NIKE, Inc.	116,172
247	Ralph Lauren Corp.	33,241
547	Steve Madden Ltd.	28,909
1,603	Under Armour, Inc. *	30,329
495	VF Corp.	40,174
		248,825	0.73%
Tobacco
2,422	Altria Group, Inc.	135,002
2,521	British American Tobacco Plc. ADR	129,075
		264,077	0.77%
Trading Companies & Distributors
691	Beacon Roofing Supply, Inc. *	28,953
301	MSC Industrial Direct Co., Inc. Class A	27,641
166	United Rentals, Inc. *	26,489
92	W.W. Granger, Inc.	28,427
154	Watsco, Inc.	28,339
462	WESCO International, Inc.	27,420
		167,269	0.49%
Transportation Services
379	Gatx Corp.	27,250
258	XPO Logistics, Inc. *	27,154
		54,404	0.16%
Utility Networks
7,200	China Gas Holdings Ltd. (Hong Kong)	29,879
17,000	Hong Kong & China Gas Co. Ltd. (Hong Kong) *	36,758
1,200	Osaka Gas Co. Ltd. (Japan)	26,186
1,353	Red Electrica Corp. SA (Spain)	26,348
1,148	RWE AG (Germany)	26,041
		145,212	0.42%
Waste Management
1,500	Asahi Holdings, Inc. (Japan)	27,611	0.08%

Wholesale-Electronic Parts & Equipment, Nec
362	Arrow Electronics, Inc. *	26,831	0.08%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

Wholesale-Groceries & Related Products
785	US Foods Holding Corp. *	$ 28,009	0.08%

Wholesale-Machinery, Equipment & Supplies
397	Applied Industrial Technologies, Inc.	27,691	0.08%

Wireless Telecommunication Services
176	SBA Communications Corp. *	27,820
5,360	Sprint Corp. *	27,550
1,077	T-Mobile US, Inc. *	59,989
		115,359	0.34%

Total for Common Stocks (Cost - $31,081,738)		$31,050,584	90.69%

EXCHANGE TRADED FUNDS - 4.69%
2,075	Amundi Cac 40 UCITS ETF DR (France)	185,996
4,618	iShares Canadian Growth Index ETF (Canada)	109,527
2,603	iShares Canadian Value Index ETF (Canada)	53,826
8,489	iShares Core FTSE 100 UCITS ETF (Ireland)	86,466
366	iShares EURO STOXX Mid UCITS ETF EUR Dist (Ireland)	26,511
1,020	iShares FTSE 250 UCITS ETF GBP Dist (Ireland)	27,163
1,345	iShares MSCI Belgium ETF	27,129
402	iShares MSCI Denmark ETF	26,540
628	iShares MSCI Finland ETF	27,029
842	iShares MSCI France ETF	26,792
1,675	iShares MSCI Germany ETF	52,997
8,640	iShares MSCI Hong Kong ETF	224,554
856	iShares MSCI Netherlands ETF	26,836
1,052	iShares MSCI Singapore ETF	27,804
807	iShares MSCI Sweden ETF	26,155
806	iShares MSCI Switzerland ETF *	26,816
1,199	Lyxor IBEX 35 DR UCITS ETF (France)	132,001
1	Satrix 40 Index Fund (South Africa)	4
817	SPDR S&P/ASX 200 Fund (Australia)	34,967
4,000	TOPIX Exchange Traded Fund (Japan) *	66,793
1,738	Vanguard Growth ETF	258,110
215	Vanguard Mid-Cap Growth ETF	28,666
1	Vanguard Mid-Cap Value ETF	110
1	Vanguard Small-Cap Growth ETF	174
207	Vanguard Small-Cap Value ETF	28,113
184	Xtrackers DAX UCITS ETF (Germany) *	26,281
1,876	Xtrackers FTSE MIB UCITS ETF (Germany)	49,148
Total Exchange Traded Funds (Cost - $1,642,467)		$ 1,606,508	4.69%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS - 4.04%
1,165	Acadia Realty Trust	$ 29,999
6	Activia Properties, Inc. (Japan)	26,733
1,296	Alexander & Baldwin, Inc. *	27,618
570	American Tower Corp.	78,871
691	Apartment Investment & Management Co. Class A	28,214
171	AvalonBay Communities, Inc.	28,307
879	Blackstone Mortgage Trust, Inc. Class A	27,768
4,545	Colony Northstar, Inc. Class A	26,770
262	CoreSite Realty Corp.	27,814
3,076	Cousins Properties, Inc.	28,976
529	Crown Castle International Corp.	55,095
516	CyrusOne, Inc.	28,576
423	DCT Industrial Trust, Inc.	27,550
2,347	DiamondRock Hospitality Co.	29,877
729	Douglas Emmett, Inc.	28,059
312	Equity LifeStyle Properties, Inc.	28,361
297	Extra Space Storage, Inc.	28,586
238	Federal Realty Investment Trust	28,296
878	First Industrial Realty Trust, Inc.	28,912
797	Gaming and Leisure Properties, Inc.	27,975
25	GLP J-Reit (Japan)	27,938
1	Gramercy Property Trust	28
1,094	Healthcare Trust of America, Inc. Class A	28,072
18	Hulic Reit, Inc. (Japan)	28,303
38	Japan Hotel REIT Investment Corp. (Japan)	28,357
13	Japan Logistics Fund, Inc. (Japan)	26,833
8	Japan Prime Realty Investment Corp. (Japan)	29,077
5	Japan Real Estate Investment Corp. (Japan)	26,237
378	Kilroy Realty Corp.	28,785
27	LaSalle Logiport REIT (Japan)	27,493
3,435	Lexington Realty Trust	29,644
642	Liberty Property Trust	28,383
2,087	Medical Properties Trust, Inc.	28,321
21	Mori Hills REIT Investment Corp. (Japan)	27,019
1,527	New Residential Investment Corp.	27,303
9	NIPPON REIT Investment Corp. (Japan)	27,377
17	Orix JREIT, Inc.	26,856
898	Park Hotels & Resorts, Inc.	28,934
1,502	Piedmont Office Realty Trust, Inc. Class A	28,868
488	Regency Centers Corp.	28,343
1,390	Sabra Health Care REIT, Inc.	28,815

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

Shares		Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS - (CONTINUED)
402	Simon Property Group, Inc.	$ 64,408
523	Taubman Centers, Inc.	28,551
17	United Urban Investment Corp. (Japan)	26,059
1,355	Urban Edge Properties	29,634
4,065	Washington Prime Group, Inc.	29,552
Total Real Estate Investment Trusts (Cost - $1,342,297)		$ 1,381,547	4.04%

MONEY MARKET FUND - 0.30%
101,637	Invesco Short-Term Investments Trust Treasury Portfolio - Institutional Class 1.65% ** (Cost - $101,637)	$ 101,637	0.30%

	Total Investments (Cost - $34,168,139)	$34,140,276	99.72%

	Other Assets Less Liabilities	95,281	0.28%

	Net Assets	$34,235,557	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  May 31, 2018.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

As of May 31, 2018, the breakout of the Fund's portfolio by country was as follows:
Country	% of Net Assets
Australia	0.81%
Austria	0.07%
Bermuda	0.08%
Canada	2.01%
China	0.07%
Denmark	0.37%
Finland	0.16%
France	3.93%
Germany	1.80%
Hong Kong	1.02%
Ireland	0.81%
Italy	0.20%
Japan	6.05%
Netherlands	1.03%
Peru	0.14%
Russian Federation	0.19%
Singapore	0.14%
South Africa	0.07%
Spain	0.23%
Sweden	0.57%
Switzerland	1.28%
United Arab Emirates	0.09%
United Kingdom	1.13%
United States	77.47%
99.72%

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2018 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $34,168,139)	$ 34,140,276
Cash Denominated in Foreign Currencies (Cost $0)	204
Receivables:
Dividends and Interest	35,933
Shareholder Subscription	68,244
Prepaid Expenses	15,711
Total Assets	34,260,368
Liabilities:
Payables:
Adviser Fees	8,800
Administrative Fees	517
Chief Compliance Officer Fees	516
Distribution Fees	2
Trustee Fees	301
Other Accrued Expenses	14,675
Total Liabilities	24,811
Net Assets	$ 34,235,557

Net Assets Consist of:
Paid In Capital	$ 33,383,811
Undistributed Net Investment Loss	(3,983)
Accumulated Realized Gain on Investments and Foreign Currency Transactions	883,388
Unrealized Depreciation in Value of Investments	(27,659)
Net Assets	$ 34,235,557

Net Asset Value Per Share

Institutional Class
Net Assets	$ 34,235,557
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	2,970,758
Net asset value and offering price per share	$ 11.52
Minimum Redemption price per share (a)	$ 11.30

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions occurring within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2018 (UNAUDITED)

Investment Income:
Dividends (a)	$ 230,364
Interest	1,604
Total Investment Income	231,968

Expenses:
Advisory Fees	134,908
Administrative Fees	3,017
Transfer Agent Fees	23,186
Registration Fees	16,468
Audit Fees	5,477
Legal Fees	36,523
Custody Fees	27,272
Printing Fees	264
Insurance Fees	2,475
Compliance Officer Fees	3,016
Trustee Fees	901
NASDAQ Fees	574
Other Fees	3,175
Total Expenses	257,256
Fees Waived and/or Expenses Reimbursed by the Adviser	(94,957)
Net Expenses	162,299

Net Investment Income	69,669

Realized and Unrealized Gain on Investments and Foreign Currency:
Net Realized Gain on Investments and Foreign Currency Transactions	913,649
Capital Gain Distributions from Underlying Funds	2,059
Net Change in Unrealized Depreciation on Investments	(2,505,404)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(1,589,696)

Net Decrease in Net Assets Resulting from Operations	$ (1,520,027)

(a) Net of Foreign withholding taxes of $113.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2018	11/30/2017
Increase in Net Assets From Operations:
Net Investment Income	$ 69,669	$ 173,765
Net Realized Gain on Investments and Foreign Currency Transactions	913,649	2,926,278
Capital Gain Distributions from Underlying Funds	2,059	6,471
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,505,404)	2,059,220
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,520,027)	5,165,734

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(160,774)	(90,133)
Investor Class Shares *	-	(127)
Load Class Shares *	-	(169)
Net Realized Gains:
Institutional Class Shares	(1,038,256)	-
Investor Class Shares *	-	-
Load Class Shares *	-	-
Total Distributions Paid to Shareholders	(1,199,030)	(90,429)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,259,701	15,499,774
Investor Class *	-	10,589
Load Class *	-	-
Proceeds from Reinvestment of Distributions
Institutional Class	1,101,247	88,062
Investor Class *	-	127
Load Class *	-	169
Cost of Shares Redeemed:
Institutional Class	(1,376,832)	(5,530,335)
Investor Class *	-	(112,901)
Load Class *	-	(103,702)
Redemption Fees	-	901
Net Increase in Net Assets from Capital Share Transactions	984,116	9,852,684

Net Increase (Decrease) in Net Assets	(1,734,941)	14,927,989

Net Assets:
Beginning of Period	35,970,498	21,042,509
End of Period (Including Undistributed Net Investment Income
of $(3,983) and $87,122, respectively)	$34,235,557	$35,970,498

* On June 20, 2017, the Investor Class shares and Load Class shares were liquidated, and both classes of shares were closed.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2018	11/30/2017
Share Activity
Institutional Class:
Shares Sold	102,449	1,347,959
Shares Reinvested	90,192	8,363
Shares Redeemed	(111,426)	(489,121)
Net Increase in Shares of Beneficial Interest Outstanding	81,215	867,201

Investor Class: *
Shares Sold	-	963
Shares Reinvested	-	12
Shares Redeemed	-	(9,790)
Net Decrease in Shares of Beneficial Interest Outstanding	-	(8,815)

Load Class: *
Shares Sold	-	-
Shares Reinvested	-	16
Shares Redeemed	-	(8,973)
Net Decrease in Shares of Beneficial Interest Outstanding	-	(8,957)

* On June 20, 2017, the Investor Class shares and Load Class shares were liquidated, and both classes of shares were closed.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2018					Period Ended (a) 11/30/2013

		Year Ended
		11/30/2017	11/30/2016	11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period/Year	$ 12.45	$ 10.31	$ 9.94	$ 11.72	$ 11.46	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02	0.07	0.02	0.11	0.21	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.53)	2.11	0.45	(1.72) (f)	0.44 (f)	1.39 (f)
Total from Investment Operations	(0.51)	2.18	0.47	(1.61)	0.65	1.46

Distributions:
Net Investment Income	(0.06)	(0.04)	(0.10)	(0.17)	(0.05)	-
Net Realized Gains	(0.36)	-	-	-	(0.34)	-
Total from Distributions	(0.42)	(0.04)	(0.10)	(0.17)	(0.39)	-

Redemption Fees	-	- †	-	-	- †	- †

Net Asset Value, at End of Period/Year	$ 11.52	$ 12.45	$ 10.31	$ 9.94	$ 11.72	$ 11.46

Total Return **	(4.30)% (b)	21.27%	4.83%	(13.92)%	5.73%	14.60% (b)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 34,236	$ 35,970	$ 20,859	$ 20,475	$ 21,929	$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.43% (c)	1.53% (g)	1.63%	1.63%	1.99%	2.99% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.14)% (c)	0.14%	(0.48)%	0.23%	0.71%	(1.38)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90% (c)	1.05% (g)	0.90%	0.90%	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.39% (c)	0.62%	0.24%	0.96%	1.80%	0.71% (c)
Portfolio Turnover	313% (b)	341%	520%	457%	352%	370% (b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(g) For the year ended November 30, 2017, 0.15% of expenses were attributable to legal fees for the Fund's reorganization into MSS Series Trust, and therefore were extraordinary and outside of the expense limitation agreement.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2018 (UNAUDITED)

1.  ORGANIZATION

MSS Series Trust (“Trust”) is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust (the "Trust Agreement").  The Trust Agreement permits the Trust’s Board of Trustees (“Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Aggressive Return Fund (“Fund”), Footprints Discover Value Fund, and Fallen Angels Income Fund are the only three series currently authorized by the Trustees.  The Fund is a diversified fund.  The investment adviser to the Fund is Checchi Capital Advisers, LLC ("CCA" or "Adviser").

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.  The Trust follows the accounting and reporting requirements under ASC 946 and ASU 2013-08.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued,

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of May 31, 2018, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2018 (Total)
Assets
Common Stocks	$ 31,050,584	$ -	$ -	$ 31,050,584
Exchange Traded Funds	1,606,508	-	-	1,606,508
Real Estate Investment Trusts	1,381,547	-	-	1,381,547
Money Market Funds	101,637	-	-	101,637
Total	$ 34,140,276	$ -	$ -	$ 34,140,276

During the six months ended May 31, 2018, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended November 30, 2017, related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended May 31, 2018, the Fund did not incur any interest or penalties.

SHARE VALUATION:  The Fund’s net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total Net Assets are divided by the total number of shares outstanding for the Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There were no redemption fees collected by the Fund during the six months ended May 31, 2018.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believe it is not exposed to any significant credit risk on its cash deposits.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: From October 1, 2016 through September 25, 2017, Checchi Capital Fund Advisers, LLC served as investment adviser to the CCA Aggressive Return Fund (the “Predecessor Fund”), a series of the CCA Investments Trust.  Subject to the supervision and direction of the CCA Investments Trust Trustees, Checchi Capital Fund Advisers, LLC oversaw the Fund’s securities and investments to be sure they were made in accordance with the Fund’s stated investment objectives and policies.  The fee paid to Checchi Capital Fund Advisers, LLC was governed by an investment management agreement ("Former Management Agreement") between the CCA Investments Trust, on behalf of the Predecessor Fund, and Checchi Capital Fund Advisers, LLC.  Pursuant to the Former Management Agreement, the Fund paid Checchi Capital Fund Advisers, LLC, on a monthly basis, an annual advisory fee equivalent to 0.75% of the Fund's average daily net assets.  Effective September 26, 2017, Checchi Capital Advisers, LLC, Adviser, took over as the Fund’s investment adviser under the same terms and conditions of the Former Management Agreement.  Pursuant to a management agreement, the Fund pays Checchi Capital Advisers, LLC, on a monthly basis, an annual advisory fee equivalent to 0.75% of the Fund's average daily net assets.  During the six months ended May 31, 2018, the Adviser earned $134,908 in management fees from the Fund.  During the six months ended May 31, 2018, the Adviser waived management fees of $94,957.  At May 31, 2018, the Fund owed the Adviser $8,800.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 1, 2019, to ensure that the total annual operating expenses of the Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.  As of November 30, 2017, expense waivers and reimbursements subject to recoupment were as follows:

Recoverable Through	Amount Recoverable
November 30, 2020	$134,275
November 30, 2019	$153,101
November 30, 2018	$162,426

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At May 31, 2018, paid in capital amounted to $33,383,811 for the Fund.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2018, were as follows:

Purchases	$ 111,175,186
Sales	$ 113,866,910

6.  DISTRIBUTION FEES

The Predecessor Fund had adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") under which the Predecessor Fund incurred expenses related to distribution of its Investor Class Shares and Load Class Shares. Payments under the Plan were made to the Predecessor Fund’s Distributor or its designee, which used them to pay distribution and shareholder servicing expenses on behalf of and as agent of the Predecessor Fund. The Predecessor Fund’s annual fee for distribution and shareholder servicing expenses was 0.25% of the Predecessor Fund's average daily net assets attributable to the Investor Class shares and Load Class shares.  The Plan was a compensation plan, which means that payments under the Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by the Predecessor Fund for a period will exceed the payments received by the Predecessor Fund's Distributor, Arbor Court Capital, LLC or its designee, in which case the former adviser paid such excess expenses out of its own resources.  Effective June 20, 2017, the Fund no long accrues expenses under the Plan, and only offers Institutional Class shares.

7.  FEDERAL INCOME TAX

For Federal Income Tax purposes, the cost of investments owned at May 31, 2018 is $34,168,139.  As of May 31, 2018, the gross unrealized appreciation on a tax basis totaled $515,252 and the gross unrealized depreciation totaled $542,911 for a net unrealized depreciation of $27,659.

As of November 30, 2017 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$ 2,446,361

Undistributed long-term capital gain

          4,843

Undistributed ordinary income

                   1,119,599

Total

                $ 3,570,803

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year.  The Fund elected to utilize the post-October loss of $309,094 for the fiscal year ended November 30, 2017.  The Fund utilized $1,615,592 of short-term capital loss carry-forwards during the fiscal year ended November 30, 2017.

For the six months ended May 31, 2018, the fund paid an ordinary income distribution of $160,774, a short-term capital gain of $1,032,477, and a long-term capital gain of $5,779.

For the year ended November 30, 2017, the Fund paid an ordinary income distribution of $90,429.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of May 31, 2018, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 84% of the voting securities of the Fund and may be deemed to control the Fund.

9.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

10.  LINE OF CREDIT

The Fund has a secured $1,700,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At May 31, 2018, the prime rate was 4.75%.  The Fund had total borrowings of $2,010,000 during the six months ended May 31, 2018 and paid a total of $1,361 in related interest charges.  At the time of the borrowings, the prime rate was 4.50%.  The line of credit is collateralized by publicly traded stock held by the Fund.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2018 (UNAUDITED)

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

CCA AGGRESSIVE RETURN FUND

EXPENSE ILLUSTRATION

MAY 31, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2017 through May 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2017	May 31, 2018	December 1, 2017 to May 31, 2018

Actual	$1,000.00	$957.00	$4.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA AGGRESSIVE RETURN FUND

ADDITIONAL INFORMATION

MAY 31, 2018 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at 1-800-595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund's first and third fiscal quarters end on the last day of February and August. The Fund's Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

This Page Was Left Blank Intentionally

INVESTMENT ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date: August 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date: August 6, 2018

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: August 6, 2018